Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 20,532	$ 18,261	$ 16,777
Provision for obsolescence of materials and equipment	(171)	(151)	(123)
Provision for impairment of property, plant and equipment	(2,649)	(600)	(651)
Property, plant and equipment net	$ 17,712	$ 17,510	$ 16,003